Expense Example	Oct. 09, 2026 USD ($)
American Drive Moderate Allocation Portfolio | American Drive Moderate Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	231
American Drive Moderate Allocation Portfolio | American Drive Moderate Allocation Portfolio Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	298
American Drive Aggressive Allocation Portfolio | American Drive Aggressive Allocation Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	268
American Drive Aggressive Allocation Portfolio | American Drive Aggressive Allocation Portfolio Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	$ 346